CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 77.7%
Basic Materials - 0.6%
Sherwin-Williams Co. (The), 4.50%, 6/1/47	425,000	453,515

Communications - 8.2%
AT&T, Inc.:
4.75%, 5/15/46	970,000	1,021,447
4.90%, 6/15/42	250,000	265,171
CBS Corp.:
2.90%, 1/15/27	200,000	194,133
4.90%, 8/15/44	225,000	239,231
Comcast Corp., 4.25%, 1/15/33	305,000	341,793
Crown Castle Towers LLC, 3.663%, 5/15/45 (1)	487,000	506,711
NBCUniversal Media LLC, 4.45%, 1/15/43	1,000,000	1,097,905
Verizon Communications, Inc.:
3.875%, 2/8/29	120,000	128,761
4.862%, 8/21/46	1,375,000	1,602,565
5.50%, 3/16/47	350,000	442,613
		5,840,330

Consumer, Cyclical - 7.1%
Aptiv plc, 5.40%, 3/15/49	107,000	112,887
Azul Investments LLP, 5.875%, 10/26/24 (1)(2)	265,000	262,019
Best Buy Co., Inc., 4.45%, 10/1/28	448,000	473,647
Ford Motor Co., 6.625%, 10/1/28	700,000	791,171
Home Depot, Inc. (The):
3.50%, 9/15/56	260,000	256,708
4.40%, 3/15/45	365,000	422,549
Nordstrom, Inc., 5.00%, 1/15/44 (2)	525,000	490,155
Starbucks Corp., 3.75%, 12/1/47	332,000	326,732
Tapestry, Inc., 4.125%, 7/15/27	832,000	837,047
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (1)	46,834	47,590
Whirlpool Corp., 4.50%, 6/1/46	200,000	190,916
Wyndham Destinations, Inc., 5.75%, 4/1/27	769,000	805,528
		5,016,949

Consumer, Non-cyclical - 9.0%
AbbVie, Inc., 4.30%, 5/14/36	420,000	422,137
Amgen, Inc.:
4.40%, 5/1/45	200,000	212,992
4.663%, 6/15/51	374,000	409,819
Becton Dickinson and Co., 3.70%, 6/6/27 (2)	349,000	364,843
CVS Health Corp.:
4.30%, 3/25/28 (2)	618,000	651,885
5.05%, 3/25/48	650,000	692,381

CVS Pass-Through Trust, 6.036%, 12/10/28	218,134	244,268
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (1)	250,000	263,022
JM Smucker Co. (The), 3.375%, 12/15/27	590,000	603,214
Kaiser Foundation Hospitals, 3.15%, 5/1/27	319,000	329,043
Kraft Heinz Foods Co.:
4.375%, 6/1/46	825,000	784,381
5.20%, 7/15/45	500,000	524,611
Kroger Co. (The), 3.875%, 10/15/46	415,000	373,039
Massachusetts Institute of Technology, 3.959%, 7/1/38	250,000	275,352
Zoetis, Inc., 4.70%, 2/1/43	210,000	237,434
		6,388,421

Energy - 1.7%
National Oilwell Varco, Inc., 3.95%, 12/1/42	575,000	498,777
Oceaneering International, Inc., 4.65%, 11/15/24	719,000	708,215
		1,206,992

Financial - 29.5%
American Financial Group, Inc., 3.50%, 8/15/26	240,000	241,558
Athene Holding Ltd., 4.125%, 1/12/28	804,000	810,948
Banco Santander SA, 3.80%, 2/23/28	340,000	347,483
Bank of America Corp.:
3.824% to 1/20/27, 1/20/28 (3)	1,560,000	1,652,050
5.875% to 3/15/28 (2)(3)(4)	450,000	470,115
6.10% to 3/17/25 (3)(4)	350,000	378,250
Bank of Montreal, 3.803% to 12/15/27, 12/15/32 (3)	1,002,000	1,017,040
BBVA Bancomer SA, 5.125% to 1/17/28, 1/18/33 (1)(3)	670,000	647,220
Brown & Brown, Inc., 4.50%, 3/15/29	450,000	472,882
Capital One Financial Corp.:
3.75%, 7/28/26	665,000	677,053
4.20%, 10/29/25	200,000	210,152
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27 (2)(3)(4)	450,000	448,434
Chubb INA Holdings, Inc., 4.15%, 3/13/43	250,000	279,465
Citigroup, Inc.:
3.668% to 7/24/27, 7/24/28 (3)	211,000	220,280
3.887% to 1/10/27, 1/10/28 (3)	1,770,000	1,873,280
4.125%, 7/25/28	270,000	285,498
4.65%, 7/23/48	210,000	244,549
6.25% to 8/15/26 (2)(3)(4)	175,000	192,350
Citizens Financial Group, Inc., 4.30%, 12/3/25	590,000	624,373
Credit Acceptance Corp., 7.375%, 3/15/23	160,000	166,600
Crown Castle International Corp., 4.75%, 5/15/47	385,000	415,119
Digital Realty Trust LP:
3.70%, 8/15/27	490,000	503,835
4.75%, 10/1/25	415,000	454,936
Discover Bank, 4.682% to 8/9/23, 8/9/28 (3)	289,000	299,739
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28 (3)	892,000	921,956
Lazard Group LLC, 4.50%, 9/19/28	321,000	341,997
MetLife, Inc.:
4.05%, 3/1/45	325,000	349,312

5.70%, 6/15/35	175,000	224,450
Morgan Stanley:
3.591% to 7/22/27, 7/22/28 (3)	1,680,000	1,749,917
4.375%, 1/22/47	265,000	295,652
Nationwide Building Society, 4.125% to 10/18/27, 10/18/32 (1)(3)	600,000	580,604
Principal Financial Group, Inc.:
3.70%, 5/15/29	380,000	398,321
4.625%, 9/15/42	450,000	497,900
Prudential Financial, Inc.:
3.935%, 12/7/49	484,000	508,212
4.60%, 5/15/44	200,000	230,353
Simon Property Group LP, 4.25%, 11/30/46	255,000	282,694
Synchrony Financial:
3.95%, 12/1/27 (2)	700,000	699,518
5.15%, 3/19/29	200,000	215,596
UniCredit SpA, 5.861% to 6/19/27, 6/19/32 (1)(3)	450,000	431,366
WP Carey, Inc., 3.85%, 7/15/29	216,000	218,994
		20,880,051

Industrial - 7.0%
AP Moller - Maersk A/S, 4.50%, 6/20/29 (1)	350,000	356,385
Jabil, Inc., 3.95%, 1/12/28 (2)	590,000	580,224
Johnson Controls International plc, 4.625%, 7/2/44	550,000	564,877
nVent Finance S.a.r.l., 4.55%, 4/15/28 (2)	750,000	762,337
Owens Corning:
3.40%, 8/15/26	475,000	462,830
4.40%, 1/30/48	300,000	254,687
Trimble, Inc., 4.90%, 6/15/28 (2)	191,000	204,719
Valmont Industries, Inc., 5.00%, 10/1/44	685,000	687,533
Wabtec Corp., 4.95%, 9/15/28 (2)	515,000	552,395
Xylem, Inc., 4.375%, 11/1/46	475,000	504,175
		4,930,162

Technology - 7.7%
Apple, Inc., 3.45%, 2/9/45	200,000	199,592
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26 (2)	450,000	457,840
Dell International LLC / EMC Corp., 8.35%, 7/15/46 (1)	190,000	240,411
DXC Technology Co., 4.75%, 4/15/27 (2)	1,250,000	1,330,463
Marvell Technology Group Ltd., 4.875%, 6/22/28	575,000	609,808
Oracle Corp.:
4.00%, 7/15/46	255,000	273,852
4.125%, 5/15/45	450,000	488,102
Seagate HDD Cayman:
4.875%, 6/1/27 (2)	1,030,000	1,034,106
5.75%, 12/1/34	440,000	433,014
Western Digital Corp., 4.75%, 2/15/26	376,000	369,815
		5,437,003

Utilities - 6.9%
American Water Capital Corp.:

3.75%, 9/1/47	890,000	898,617
4.00%, 12/1/46	500,000	510,902
Avangrid, Inc., 3.80%, 6/1/29 (2)	822,000	861,392
CMS Energy Corp., 3.00%, 5/15/26	500,000	501,538
Consolidated Edison Co. of New York, Inc.:
4.30%, 12/1/56	260,000	279,847
Series C, 4.00%, 11/15/57	420,000	429,323
MidAmerican Energy Co., 4.25%, 7/15/49	625,000	711,620
NextEra Energy Operating Partners LP, 4.50%, 9/15/27 (1)	500,000	495,625
Terraform Global Operating LLC, 6.125%, 3/1/26 (1)	225,000	226,687
		4,915,551

Total Corporate Bonds (Cost $52,798,062)		55,068,974

U.S. TREASURY OBLIGATIONS - 10.6%
U.S. Treasury Bonds:
2.875%, 5/15/49	1,360,000	1,456,927
3.00%, 8/15/48	1,300,000	1,423,830
3.00%, 2/15/49	1,450,000	1,590,525
3.375%, 11/15/48	875,000	1,028,723
3.50%, 2/15/39	405,000	480,771
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28 (5)	1,246,891	1,299,811
U.S. Treasury Note, 2.375%, 5/15/29 (2)	235,000	242,743

Total U.S. Treasury Obligations (Cost $7,247,457)		7,523,330

ASSET-BACKED SECURITIES - 4.9%
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (1)	382,200	391,671
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47 (1)	418,625	426,663
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	441,000	461,167
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (1)	500,000	516,748
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (1)	277,550	277,747
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (1)(6)	188,756	195,134
Wendy’s Funding LLC, Series 2015-1A, Class A23, 4.497%, 6/15/45 (1)	1,155,000	1,201,072

Total Asset-Backed Securities (Cost $3,361,797)		3,470,202

TAXABLE MUNICIPAL OBLIGATIONS - 2.8%
General Obligations - 1.8%
Massachusetts, Green Bonds, 3.277%, 6/1/46	1,300,000	1,291,797

Water and Sewer - 1.0%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	555,000	711,843

Total Taxable Municipal Obligations (Cost $1,948,680)		2,003,640

FLOATING RATE LOANS (7) - 0.0% (8)

Financial - 0.0% (8)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (9)(10)(11)	4,817	76

Total Floating Rate Loans (Cost $4,817)		76

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	681,023	681,023

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $681,023)		681,023

TOTAL INVESTMENTS (Cost $66,041,836) - 97.0%		68,747,245
Other assets and liabilities, net - 3.0%		2,102,285
NET ASSETS - 100.0%		70,849,530

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $7,527,842, which represents 10.6% of the net assets of the Fund as of June 30, 2019.

(2) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $9,209,434 and the total market value of the collateral received by the Fund was $9,454,225, comprised of cash of $681,023 and U.S. Government and/or agencies securities of $8,773,202.

(3) Security converts to floating rate after the indicated fixed-rate coupon period.
(4) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(6) Step coupon security. The interest rate disclosed is that which is in effect on June 30, 2019.
(7) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(8) Amount is less than 0.05%.
(9) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(10) Restricted security. Total market value of restricted securities amounts to $76, which represents less than 0.05% of the net assets of the Fund as of June 30, 2019.
(11) For fair value measurement disclosure purposes, security is categorized as Level 3.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Ultra-Long Treasury Bond	56	9/19/19	$9,943,500	$309,205
Short:
U.S. Ultra 10-Year Treasury Note	(40)	9/19/19	($5,525,000)	($111,917)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	4,817

At June 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $309,205 and $111,917, respectively.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3 (1)	Total
Corporate Bonds	$—	$55,068,974	$—	$55,068,974
U.S. Treasury Obligations	—	7,523,330	—	7,523,330
Asset-Backed Securities	—	3,470,202	—	3,470,202
Taxable Municipal Obligations	—	2,003,640	—	2,003,640
Floating Rate Loans	—	—	76	76
Short Term Investment of Cash Collateral for Securities Loaned	681,023	—	—	681,023
Total Investments	$681,023	$68,066,146	$76	$68,747,245
Futures Contracts	$309,205	$—	$—	$309,205
Total	$990,228	$68,066,146	$76	$69,056,450

Liabilities
Futures Contracts	$(111,917)	$—	$—	$(111,917)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.